Intangible Assets (Details) - Schedule of Breakdown and Composition of Intangible Assets - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule of Breakdown and Composition of Intangible Assets [Line Items]
Intangible assets, beginning balance		R$ 5,000	R$ 1,868		R$ 1,037
Additions		222	3,157		854
Amortizations		(50)	(25)		(21)
Write-off		(1)			(1)
Transfers		1			(1)
Intangible assets, ending balance		5,172	5,000		1,868
Historical cost		5,582	5,360		2,203
Accumulated amortization		(410)	(360)		(335)
Goodwill [member]
Schedule of Breakdown and Composition of Intangible Assets [Line Items]
Intangible assets, beginning balance		618	618		618
Additions
Amortizations
Write-off
Transfers
Intangible assets, ending balance		618	618		618
Historical cost		871	871		871
Accumulated amortization		(253)	(253)		(253)
Software [Member]
Schedule of Breakdown and Composition of Intangible Assets [Line Items]
Intangible assets, beginning balance		76	75		70
Additions		30	18		21
Amortizations		(43)	(17)		(14)
Write-off		(1)			(1)
Transfers		1			(1)
Intangible assets, ending balance		63	76		75
Historical cost		181	151		133
Accumulated amortization		(118)	(75)		(58)
Commercial Rights [Member]
Schedule of Breakdown and Composition of Intangible Assets [Line Items]
Intangible assets, beginning balance	[1]	4,267	1,136		310
Additions		192	3,139	[1]	833	[1]
Amortizations		(7)	(8)	[1]	(7)	[1]
Write-off				[1]		[1]
Transfers				[1]		[1]
Intangible assets, ending balance		4,452	4,267	[1]	1,136	[1]
Historical cost		4,491	4,299	[1]	1,160	[1]
Accumulated amortization		(39)	(32)	[1]	(24)	[1]
Trade Name [Member]
Schedule of Breakdown and Composition of Intangible Assets [Line Items]
Intangible assets, beginning balance		39	39		39
Additions
Amortizations
Write-off
Transfers
Intangible assets, ending balance		39	39		39
Historical cost		39	39		39
Accumulated amortization

[1]	In the year ended December 31, 2022, includes commercial rights related to 46 commercial points sold by GPA to the Company as a result of the Transaction for an amount of R$3,130 and in the year ended December 31, 2021, includes commercial rights related to 20 commercial points sold by GPA to the Company as a result of the Transaction for an amount of R$798